Composition of Loan Portfolio (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 579,623	$ 408,111
Total loans	583,302	413,697
Allowance for loan losses	(5,728)	(4,727)	(4,511)
Net loans	577,574	408,970
Percent of loan to total loan portfolio	100.00%	100.00%
Mortgage loans held for sale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	3,680	5,585
Percent of loan to total loan portfolio	0.60%	1.40%
Commercial, financial and agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	81,792	53,234
Percent of loan to total loan portfolio	14.00%	12.90%
Mortgage-commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	212,388	142,046
Percent of loan to total loan portfolio	36.40%	34.30%
Mortgage-residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	202,343	140,703
Percent of loan to total loan portfolio	34.70%	34.00%
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	67,287	57,529
Percent of loan to total loan portfolio	11.50%	13.90%
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held for sale	$ 15,812	$ 14,600
Percent of loan to total loan portfolio	2.80%	3.50%